S000026652 [Member] Investment Objectives and Goals - iShares Core 10+ Year USD Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE 10+ YEAR USD BOND ETF ILTB | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield with remaining maturities greater than ten years.